Long-term Debt - Note Payable (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Long-term Debt
Adjusted quick ratio				1.50		1.25	1.25
Net cash proceeds	$ 25,000,000					$ 2,600,000
unrestricted and unencumbered cash in accounts						1,750,000
Amount of net cash proceeds to be received	$ 25,000,000
long-term debt, Interest expense		$ 32,000	$ 51,000	$ 111,000	$ 153,000	$ 361,272	$ 59,366